SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Earnings per share (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Outstanding warrants
Antidilutive securities excluded from diluted computation
Antidilutive securities	3,368,820		3,368,820
Outstanding warrants | ADS
Antidilutive securities excluded from diluted computation
Antidilutive securities	309,114		309,114
Warrants
Antidilutive securities excluded from diluted computation
Antidilutive securities		40,247		40,247
Warrants | ADS
Antidilutive securities excluded from diluted computation
Antidilutive securities		5,183		5,183